                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                         METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                   PRIMELITE III





                                                                  APRIL 29, 2013



        This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors
USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



                               The annuity contract has 35 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 34
         Investment Portfolios listed below. You can put your money in the Fixed
                              Account and/or any of these Investment Portfolios.





AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II):

     Invesco V.I. Equity and Income Fund
         (formerly Invesco Van Kampen V.I. Equity and Income Fund) Invesco V.I. Growth and Income Fund
         (formerly Invesco Van Kampen V.I. Growth and Income Fund)


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund


FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

     Mid Cap Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Franklin Income Securities Fund
     Mutual Shares Securities Fund


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

     ClearBridge Variable Aggressive Growth Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Aggressive Growth Portfolio) ClearBridge Variable All Cap Value Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio )
     ClearBridge Variable Appreciation Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Appreciation Portfolio) ClearBridge Variable Equity Income Portfolio (Class II)
         (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio )
     ClearBridge Variable Large Cap Growth Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Large Cap Growth Portfolio) ClearBridge Variable Large Cap Value Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio) ClearBridge Variable Small Cap Growth Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio) Legg Mason Investment Counsel Variable Social Awareness Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I):

     Western Asset Variable Global High Yield Bond Portfolio
         (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio)


MET INVESTORS SERIES TRUST:

     Invesco Comstock Portfolio (Class B)
         (formerly Van Kampen Comstock Portfolio)
     Invesco Small Cap Growth Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)

METROPOLITAN SERIES FUND:

     BlackRock Money Market Portfolio (Class E)
     MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class B)


PIONEER VARIABLE CONTRACTS TRUST (CLASS II):

     Pioneer Mid Cap Value VCT Portfolio


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I):

     U.S. Real Estate Portfolio


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

     Legg Mason Variable Lifestyle Allocation 50%
     Legg Mason Variable Lifestyle Allocation 70%
     Legg Mason Variable Lifestyle Allocation 85%


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.


To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2013. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 46 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


April 29, 2013

TABLE OF CONTENTS
                                          PAGE




INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  13
     Frequent or Large Transfers........  13
2. PURCHASE.............................  14
     Purchase Payments..................  14
     Termination for Low Account Value..  14
     Allocation of Purchase Payments....  15
     Free Look..........................  15
     Accumulation Units.................  15
     Account Value......................  16
     Replacement of Contracts...........  16
3. INVESTMENT OPTIONS...................  17
     Transfers..........................  20
     Dollar Cost Averaging Program......  23
     Automatic Rebalancing Program......  23
     Voting Rights......................  24
     Substitution of Investment Options.  24
4. EXPENSES.............................  24
     Product Charges....................  24
     Account Fee........................  25
     Withdrawal Charge..................  25
     Reduction or Elimination of the
       Withdrawal Charge................  26
     Premium and Other Taxes............  26
     Transfer Fee.......................  27
     Income Taxes.......................  27
     Investment Portfolio Expenses......  27
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  27
     Annuity Date.......................  27
     Annuity Payments...................  27
     Annuity Options....................  28
6. ACCESS TO YOUR MONEY.................  30
     Systematic Withdrawal Program......  31
     Suspension of Payments or
       Transfers........................  31
7. PERFORMANCE..........................  32


8. DEATH BENEFIT........................  32
     Upon Your Death....................  32
     Standard Death Benefit - Principal
       Protection.......................  33
     Optional Death Benefit - Annual
       Step-Up..........................  33
     Additional Death Benefit -
       Earnings Preservation Benefit....  33
     General Death Benefit Provisions...  34
     Spousal Continuation...............  35
     Death of the Annuitant.............  35
     Controlled Payout..................  35
9. FEDERAL INCOME TAX STATUS............  36
     Taxation of Non-Qualified
       Contracts........................  36
     Taxation of Qualified Contracts....  38
     Puerto Rico Tax Considerations.....  41
     Tax Benefits Related to the Assets
       of the Separate Account..........  42
     Possible Tax Law Changes...........  42
10. OTHER INFORMATION...................  42
     MetLife Investors USA..............  42
     The Separate Account...............  42
     Distributor........................  43
     Selling Firms......................  43
     Requests and Elections.............  44
     Ownership..........................  45
     Legal Proceedings..................  46
     Financial Statements...............  46
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  46
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     Investment Portfolios: Marketing
       Names and Prospectus Names....... C-1
APPENDIX D.............................. D-1
     Death Benefit Examples............. D-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE
Account Value............................................................ 16
Accumulation Phase....................................................... 13
Accumulation Unit........................................................ 15
Annuitant................................................................ 46
Annuity Date............................................................. 27
Annuity Options.......................................................... 28
Annuity Payments......................................................... 27
Annuity Units............................................................ 28
Beneficiary.............................................................. 45
Business Day............................................................. 15
Contract Year............................................................ 14
Fixed Account............................................................ 13
Good Order............................................................... 45
Income Phase............................................................. 13
Investment Portfolios.................................................... 17
Joint Owners............................................................. 45
Non-Qualified Contract................................................... 36
Owner.................................................................... 45
Purchase Payment......................................................... 14
Qualified Contract....................................................... 36
Separate Account......................................................... 42

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an additional death benefit and fixed and variable income options. We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company
                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

























Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



 Number of Complete Years from   Withdrawal Charge
  Receipt of Purchase Payment    (% of Purchase Payment)
------------------------------  ------------------------
               0                            8
               1                            8
               2                            7
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
         8 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)    1.35%
Administration Charge                    0.15%
                                         ----
Total Separate Account Annual Expenses   1.50%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up  0.15 %
Additional Death Benefit - Earnings      0.25 %
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional   1.90%
  Death Benefits

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. We are waiving the following amounts of the Mortality and Expense
Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund; the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the subaccount investing in the Third Avenue Small Cap Value Portfolio (Class B) of Met Investors Series Trust (see Appendix A - "Discontinued Investment Portfolios").

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.



                                         Minimum     Maximum
                                         -------     -------
Total Annual Portfolio Expenses          0.50%       1.12%
(expenses that are deducted from
  Investment Portfolio assets, including
    management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund       0.39%        0.25%          0.28%      0.00%      0.92%          -         0.92%
 Invesco V.I. Growth and Income Fund       0.56%        0.25%          0.28%      0.00%      1.09%       0.06%         1.03%
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 American Funds Bond Fund                  0.37%        0.25%          0.02%      0.00%      0.64%          -         0.64%
 American Funds Global Growth Fund         0.53%        0.25%          0.03%      0.00%      0.81%          -         0.81%
 American Funds Global Small               0.71%        0.25%          0.04%      0.00%      1.00%          -         1.00%
  Capitalization Fund
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -         0.60%
 American Funds Growth-Income Fund         0.27%        0.25%          0.02%      0.00%      0.54%          -         0.54%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Mid Cap Portfolio                         0.56%        0.25%          0.09%      0.00%      0.90%          -         0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income Securities Fund           0.45%        0.25%          0.02%      0.00%      0.72%          -         0.72%
 Mutual Shares Securities Fund             0.60%        0.25%          0.11%      0.00%      0.96%          -         0.96%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth    0.75%        0.00%          0.06%      0.00%      0.81%       0.00%         0.81%
 Portfolio
 ClearBridge Variable All Cap Value        0.75%        0.00%          0.06%      0.00%      0.81%       0.00%         0.81%
  Portfolio
 ClearBridge Variable Appreciation         0.71%        0.00%          0.05%      0.00%      0.76%       0.00%         0.76%
  Portfolio
 ClearBridge Variable Equity Income        0.75%        0.25%          0.07%      0.00%      1.07%       0.00%         1.07%
  Portfolio
 ClearBridge Variable Large Cap Growth     0.75%        0.00%          0.13%      0.00%      0.88%       0.00%         0.88%
 Portfolio
 ClearBridge Variable Large Cap Value      0.65%        0.00%          0.09%      0.00%      0.74%       0.00%         0.74%
 Portfolio
 ClearBridge Variable Small Cap Growth     0.75%        0.00%          0.11%      0.00%      0.86%       0.00%         0.86%
 Portfolio
 Legg Mason Investment Counsel Variable    0.71%        0.00%          0.22%      0.00%      0.93%       0.00%         0.93%
 Social Awareness Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High        0.70%        0.00%          0.12%      0.00%      0.82%       0.00%         0.82%
  Yield Bond Portfolio

                                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 Invesco Comstock Portfolio                0.57%        0.25%          0.03%      0.00%      0.85%       0.02%         0.83%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.01%         1.11%
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.05%         0.95%
  Portfolio
 Pioneer Fund Portfolio                    0.64%        0.00%          0.04%      0.00%      0.68%       0.03%         0.65%
 Pioneer Strategic Income Portfolio        0.57%        0.00%          0.06%      0.00%      0.63%          -         0.63%
METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio          0.33%        0.15%          0.02%      0.00%      0.50%       0.01%         0.49%
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.20%          0.05%      0.00%      0.80%          -         0.80%
 MFS (Reg. TM) Value Portfolio             0.70%        0.00%          0.03%      0.00%      0.73%       0.13%         0.60%
 T. Rowe Price Large Cap Growth            0.60%        0.25%          0.04%      0.00%      0.89%       0.01%         0.88%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.03%      0.00%      0.75%       0.02%         0.73%
  Government Portfolio
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio       0.65%        0.25%          0.07%      0.00%      0.97%          -         0.97%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 U.S. Real Estate Portfolio                0.80%        0.00%          0.30%      0.00%      1.10%          -         1.10%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Legg Mason Variable Lifestyle             0.00%        0.00%          0.10%      0.71%      0.81%       0.00%         0.81%
  Allocation 50%
 Legg Mason Variable Lifestyle             0.00%        0.00%          0.17%      0.77%      0.94%       0.00%         0.94%
  Allocation 70%
 Legg Mason Variable Lifestyle             0.00%        0.00%          0.11%      0.82%      0.93%       0.00%         0.93%
  Allocation 85%



The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Additional Death Benefit - Earnings Preservation Benefit rider, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------  ------------  ------------  ------------
    maximum       (a)$1,131      (a)$1,639      (a)$2,247      (a)$3,551
    minimum       (b)$1,069      (b)$1,455      (b)$1,943      (b)$2,959

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------  ------------  ------------  ------------
    maximum       (a)$331      (a)$1,009      (a)$1,707      (a)$3,551
    minimum       (b)$269       (b)$ 825      (b)$1,403      (b)$2,959

CHART 2. Chart 2 assumes that you do not select any optional death benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------  ------------  ------------  ------------
    maximum       (a)$1,091      (a)$1,520      (a)$2,052      (a)$3,173
    minimum       (b)$1,029      (b)$1,335      (b)$1,743      (b)$2,557

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------  ---------  ------------  ------------
    maximum       (a)$291      (a)$890     (a)$1,512      (a)$3,173
    minimum       (b)$229      (b)$705     (b)$1,203      (b)$2,557


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (see "Death Benefit" for information on how a change of ownership may affect the death benefit). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.




2. PURCHASE

We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $5,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options - Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the

Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS (Reg. TM) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS (Reg. TM) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS (Reg. TM) Research International Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers 34 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:


     Invesco V.I. Equity and Income Fund
         (formerly Invesco Van Kampen V.I. Equity and Income Fund) Invesco V.I. Growth and Income Fund
         (formerly Invesco Van Kampen V.I. Growth and Income Fund)


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund


FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the subadviser. The following Service Class 2 portfolio is available under the contract:


     Mid Cap Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income Securities Portfolio, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:


     Franklin Income Securities Fund
     Mutual Shares Securities Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Aggressive Growth Portfolio) ClearBridge Variable All Cap Value Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio)
     ClearBridge Variable Appreciation Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Appreciation Portfolio) ClearBridge Variable Equity Income Portfolio (Class II)
         (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio )
     ClearBridge Variable Large Cap Growth Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Large Cap Growth Portfolio) ClearBridge Variable Large Cap Value Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio) ClearBridge Variable Small Cap Growth Portfolio (Class I)
         (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio) Legg Mason Investment Counsel Variable Social Awareness Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio
         (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio)



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Invesco Comstock Portfolio (Class B)
         (formerly Van Kampen Comstock Portfolio)
     Invesco Small Cap Growth Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Money Market Portfolio (Class E)
     MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class B)


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

     U.S. Real Estate Portfolio


LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged a subadviser to provide investment advice for the individual Investment Portfolios. (See Appendix B for the name of the subadviser.)


     Legg Mason Variable Lifestyle Allocation 50%
     Legg Mason Variable Lifestyle Allocation 70%
     Legg Mason Variable Lifestyle Allocation 85%


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.

For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the ClearBridge Variable Small Cap Growth Portfolio, the Western Asset Variable Global High Yield Bond Portfolio, the Invesco Small Cap Growth Portfolio, the MFS (Reg. TM) Research International Portfolio, and the Pioneer Strategic Income Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further,

American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either: (i) in writing with an original signature, or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you

"buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit        0.15%
      Additional Death Benefit -
        Earnings Preservation Benefit     0.25%

 ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from       Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
------------------------------  ------------------------
  0                                         8
  1                                         8
  2                                         7
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Currently the contract is not available for new sales. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with

30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. For more information, please refer to the "Annuity Provisions" section of the Statement of Additional Information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we offer an additional payment option that allows your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") This payment option is available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes and account fee) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of

     Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.


6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax; and


o  less any account fee.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


8. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit - Earnings Preservation Benefit.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolio(s) until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix D for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix D for examples of the Annual Step-Up death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)    is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.




            Benefit Percentage
Issue Age                       Percentage
----------------------------  -----------
  Ages 69 or younger                40%
  Ages 70-79                        25%
  Age 80                             0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the income phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the income phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.

9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an Owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.


Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends, and certain other items).


The new 3.8% Medicare tax is imposed on the lesser of:


     1. the taxpayer's "net investment income" (from Non-Qualified Contracts, interest, dividends, etc., offset by specified allowable deductions); or


2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in sections 401(a), 403(a), 403(b), 408, 408A, or 457(b) of the Internal Revenue Code (the Code)), but such income will increase modified adjusted gross income in Item 2.


The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.


Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in section 408 of the Code, permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2013, $5,500 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2013 (plus, for an employee age 50 or older, $2,500). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in section 408A of the Code, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value) must be added to the Account Value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




10. OTHER INFORMATION

METLIFE INVESTORS USA


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


PrimElite III is a service mark of Primerica, Inc. MetLife Investors USA Insurance Company uses this mark pursuant to a license agreement.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments -

even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the American Funds Bond Fund, the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.25% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2012, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980

     or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



                                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------  ---------------  -------------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT
  (CLASS II))
   02/27/2006                             to  12/31/2006       13.788941         14.958265         1,118,381.5872
   01/01/2007                             to  12/31/2007       14.958265         15.229567         2,700,706.2411
   01/01/2008                             to  12/31/2008       15.229567         11.599483         3,218,637.8266
   01/01/2009                             to  12/31/2009       11.599483         13.996487         4,609,836.6200
   01/01/2010                             to  12/31/2010       13.996487         15.447100         5,844,985.9366
   01/01/2011                             to  12/31/2011       15.447100         15.019789         7,490,541.4534
   01/01/2012                             to  12/31/2012       15.019789         16.627859         8,304,456.5151
=============                            ==== ==========       =========         =========         ==============
 INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT
  (CLASS II))
   02/27/2006                             to  12/31/2006       12.761037         14.192037           380,897.6930
   01/01/2007                             to  12/31/2007       14.192037         14.332350           901,368.2449
   01/01/2008                             to  12/31/2008       14.332350          9.570657         1,502,041.5173
   01/01/2009                             to  12/31/2009        9.570657         11.701211         2,560,126.4000
   01/01/2010                             to  12/31/2010       11.701211         12.932462         3,518,683.9710
   01/01/2011                             to  12/31/2011       12.932462         12.452165         4,762,442.6179
   01/01/2012                             to  12/31/2012       12.452165         14.025729         5,611,790.8612
=============                            ==== ==========       =========         =========         ==============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       15.652882         14.008187           376,159.6719
   01/01/2009                             to  12/31/2009       14.008187         15.539197           865,624.9400
   01/01/2010                             to  12/31/2010       15.539197         16.294392         1,304,424.3418
   01/01/2011                             to  12/31/2011       16.294392         17.032201         1,651,499.5613
   01/01/2012                             to  12/31/2012       17.032201         17.678853         1,907,512.1162
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------  ---------------  -----------------
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       22.416444         25.647561         140,029.3716
  01/01/2007    to  12/31/2007       25.647561         29.015128         424,687.2766
  01/01/2008    to  12/31/2008       29.015128         17.609165         787,542.1634
  01/01/2009    to  12/31/2009       17.609165         24.685579       1,054,741.5400
  01/01/2010    to  12/31/2010       24.685579         27.174697       1,347,501.6327
  01/01/2011    to  12/31/2011       27.174697         24.391985       1,624,466.3872
  01/01/2012    to  12/31/2012       24.391985         29.448187       1,870,908.3383
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       31.673672         16.023138         230,040.2873
  01/01/2009    to  12/31/2009       16.023138         25.460118         390,127.4800
  01/01/2010    to  12/31/2010       25.460118         30.703147         529,585.9097
  01/01/2011    to  12/31/2011       30.703147         24.456125         726,668.6583
  01/01/2012    to  12/31/2012       24.456125         28.469336         851,258.5751
============   ==== ==========      ==========        ==========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      147.819610        155.820587          68,893.7118
  01/01/2007    to  12/31/2007      155.820587        172.441755         169,394.0165
  01/01/2008    to  12/31/2008      172.441755         95.172443         347,976.8550
  01/01/2009    to  12/31/2009       95.172443        130.706488         560,224.6100
  01/01/2010    to  12/31/2010      130.706488        152.815675         721,234.5594
  01/01/2011    to  12/31/2011      152.815675        144.106404         848,626.8310
  01/01/2012    to  12/31/2012      144.106404        167.346709         930,394.1179
============   ==== ==========      ==========        ==========       ==============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      102.800501        113.269379          61,018.5330
  01/01/2007    to  12/31/2007      113.269379        117.200478         152,251.5616
  01/01/2008    to  12/31/2008      117.200478         71.752703         245,720.6441
  01/01/2009    to  12/31/2009       71.752703         92.767065         354,443.4500
  01/01/2010    to  12/31/2010       92.767065        101.829179         441,152.6994
  01/01/2011    to  12/31/2011      101.829179         98.480424         504,589.5690
  01/01/2012    to  12/31/2012       98.480424        113.965999         532,773.5138
============   ==== ==========      ==========        ==========       ==============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       34.526217         35.931893          80,963.7591
  01/01/2007    to  12/31/2007       35.931893         40.822935         184,796.9702
  01/01/2008    to  12/31/2008       40.822935         24.285647         422,245.3471
  01/01/2009    to  12/31/2009       24.285647         33.434468         806,265.1100
  01/01/2010    to  12/31/2010       33.434468         42.347733       1,196,494.8013
  01/01/2011    to  12/31/2011       42.347733         37.190772       1,802,577.9496
  01/01/2012    to  12/31/2012       37.190772         41.969196       2,241,258.2685
============   ==== ==========      ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------  ---------------  -----------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       39.572791         44.410874         186,602.6937
  01/01/2007    to  12/31/2007       44.410874         45.389592         439,726.9453
  01/01/2008    to  12/31/2008       45.389592         31.451639         547,864.3760
  01/01/2009    to  12/31/2009       31.451639         42.012274         729,628.6800
  01/01/2010    to  12/31/2010       42.012274         46.632018         910,589.9999
  01/01/2011    to  12/31/2011       46.632018         47.034525       1,042,790.4432
  01/01/2012    to  12/31/2012       47.034525         52.192739       1,150,817.7540
============   ==== ==========       =========         =========       ==============
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       20.933288         23.489688         278,447.6650
  01/01/2007    to  12/31/2007       23.489688         23.943267         630,107.5257
  01/01/2008    to  12/31/2008       23.943267         14.833109         820,093.2822
  01/01/2009    to  12/31/2009       14.833109         18.418533       1,144,021.9300
  01/01/2010    to  12/31/2010       18.418533         20.175704       1,382,919.2240
  01/01/2011    to  12/31/2011       20.175704         19.668797       1,548,417.9474
  01/01/2012    to  12/31/2012       19.668797         22.134178       1,590,494.0297
============   ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.452499         13.619223       1,168,107.6370
  01/01/2007    to  12/31/2007       13.619223         13.617269       2,128,036.2476
  01/01/2008    to  12/31/2008       13.617269          7.993738       2,363,710.9257
  01/01/2009    to  12/31/2009        7.993738         10.596835       2,607,042.4000
  01/01/2010    to  12/31/2010       10.596835         13.050039       2,801,777.2686
  01/01/2011    to  12/31/2011       13.050039         13.173773       3,078,813.7559
  01/01/2012    to  12/31/2012       13.173773         15.406299       3,219,195.0710
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER
SELECTIONS
  ALL CAP GROWTH SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       12.248919         12.507302           8,245.9404
  01/01/2007    to  04/27/2007       12.507302         13.318274               0.0000
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       28.530052         31.562045         337,860.5195
  01/01/2007    to  12/31/2007       31.562045         33.708989         654,054.5286
  01/01/2008    to  12/31/2008       33.708989         23.471944         758,215.7347
  01/01/2009    to  12/31/2009       23.471944         28.236210       1,103,363.7300
  01/01/2010    to  12/31/2010       28.236210         31.328039       1,519,379.6880
  01/01/2011    to  12/31/2011       31.328039         31.666239       1,982,321.3644
  01/01/2012    to  12/31/2012       31.666239         36.167396       2,244,477.1105
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------  ---------------  -----------------
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH
AND
  INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        9.602202         10.349888         141,110.9759
  01/01/2007    to  04/27/2007       10.349888         10.830961               0.0000
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       16.282533         16.639333           7,388.8557
  01/01/2008    to  12/31/2008       16.639333         11.565494           3,080.8493
  01/01/2009    to  12/31/2009       11.565494         11.325609               0.0000
  01/01/2010    to  12/31/2010       11.325609         11.325609               0.0000
  01/01/2011    to  12/31/2011       11.325609         11.325609               0.0000
  01/01/2012    to  12/31/2012       11.325609         11.325609               0.0000
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH
AND VALUE
  SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       14.904624         16.117797           5,771.5946
  01/01/2007    to  12/31/2007       16.117797         16.434424               0.0000
  01/01/2008    to  12/31/2008       16.434424         16.434424               0.0000
  01/01/2009    to  12/31/2009       16.434424         16.434424               0.0000
  01/01/2010    to  12/31/2010       16.434424         16.434424               0.0000
  01/01/2011    to  12/31/2011       16.434424         16.434424               0.0000
  01/01/2012    to  12/31/2012       16.434424         16.434424               0.0000
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  04/30/2007    to  12/31/2007       12.211592         12.277886       1,149,657.9286
  01/01/2008    to  12/31/2008       12.277886          7.859057         965,899.8797
  01/01/2009    to  12/31/2009        7.859057          9.515322         847,895.1000
  01/01/2010    to  12/31/2010        9.515322         10.523130         715,091.2429
  01/01/2011    to  12/31/2011       10.523130         11.185360         591,540.5822
  01/01/2012    to  12/31/2012       11.185360         12.583158         411,156.2125
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        8.573224          9.587435          50,100.1750
  01/01/2007    to  12/31/2007        9.587435         10.053398         178,168.3390
  01/01/2008    to  12/31/2008       10.053398          7.072558         142,107.2460
  01/01/2009    to  12/31/2009        7.072558          8.505561         115,391.5200
  01/01/2010    to  12/31/2010        8.505561          9.376273         115,020.7915
  01/01/2011    to  04/29/2011        9.376273         10.189717               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------  ---------------  -----------------
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       10.968007         11.659665         843,409.6075
  01/01/2007    to  04/27/2007       11.659665         12.262751               0.0000
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.549427         14.637795          11,675.7579
  01/01/2007    to  12/31/2007       14.637795         14.965870         178,999.6648
  01/01/2008    to  12/31/2008       14.965870          9.588519         409,674.6433
  01/01/2009    to  12/31/2009        9.588519         11.583598         815,464.0600
  01/01/2010    to  12/31/2010       11.583598         12.793918       1,116,200.6179
  01/01/2011    to  12/31/2011       12.793918         13.575652       1,519,847.6946
  01/01/2012    to  12/31/2012       13.575652         15.254952       2,053,229.2963
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       31.681354         35.145987         354,427.9478
  01/01/2007    to  12/31/2007       35.145987         35.058950         691,438.9220
  01/01/2008    to  12/31/2008       35.058950         21.903014         754,612.0832
  01/01/2009    to  12/31/2009       21.903014         27.911532         823,740.3200
  01/01/2010    to  12/31/2010       27.911532         32.061790         894,325.9675
  01/01/2011    to  12/31/2011       32.061790         29.628299         939,662.3568
  01/01/2012    to  12/31/2012       29.628299         33.556473         896,966.1452
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.088419         16.900520               0.0000
  01/01/2007    to  12/31/2007       16.900520         17.296972          42,925.4577
  01/01/2008    to  12/31/2008       17.296972         10.968806          34,322.9678
  01/01/2009    to  12/31/2009       10.968806         13.452912          33,134.8000
  01/01/2010    to  12/31/2010       13.452912         14.506980          32,193.5860
  01/01/2011    to  12/31/2011       14.506980         14.999249          19,387.0754
  01/01/2012    to  12/31/2012       14.999249         17.213381          14,654.0750
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       22.352937         25.022660          19,674.0692
  01/01/2007    to  04/27/2007       25.022660         26.310285               0.0000
============   ==== ==========       =========         =========       ==============
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.551836         14.053943          24,602.5771
  01/01/2007    to  12/31/2007       14.053943         14.578295          71,558.5450
  01/01/2008    to  12/31/2008       14.578295          9.005186          68,479.6420
  01/01/2009    to  12/31/2009        9.005186         12.630783          54,763.8700
  01/01/2010    to  12/31/2010       12.630783         13.666298          53,588.7171
  01/01/2011    to  12/31/2011       13.666298         13.375647          46,385.2755
  01/01/2012    to  12/31/2012       13.375647         15.856399          32,744.2761
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------  ---------------  ------------------
 LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.078627         13.297296           29,157.8389
  01/01/2007    to  12/31/2007       13.297296         14.409486           71,717.4425
  01/01/2008    to  12/31/2008       14.409486          8.415694          155,048.4932
  01/01/2009    to  12/31/2009        8.415694         11.836558          312,136.5500
  01/01/2010    to  12/31/2010       11.836558         14.596914          449,281.5538
  01/01/2011    to  12/31/2011       14.596914         14.579426          605,314.5437
  01/01/2012    to  12/31/2012       14.579426         17.151342          876,505.2267
============   ==== ==========       =========         =========        ==============
 LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT
  02/27/2006    to  12/31/2006       26.745058         27.846186            1,671.2659
  01/01/2007    to  12/31/2007       27.846186         30.418976            5,851.5419
  01/01/2008    to  12/31/2008       30.418976         22.412911           12,548.0707
  01/01/2009    to  12/31/2009       22.412911         27.122462            8,175.9600
  01/01/2010    to  12/31/2010       27.122462         29.965275            7,063.1348
  01/01/2011    to  12/31/2011       29.965275         29.514474            6,953.3878
  01/01/2012    to  12/31/2012       29.514474         32.187403            3,306.8269
============   ==== ==========       =========         =========        ==============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       15.043849         15.877408           84,499.0757
  01/01/2007    to  12/31/2007       15.877408         16.142271          181,547.9830
  01/01/2008    to  12/31/2008       16.142271         11.554126          183,568.9844
  01/01/2009    to  12/31/2009       11.554126         15.060824          154,709.4300
  01/01/2010    to  12/31/2010       15.060824         16.966186          207,846.3981
  01/01/2011    to  12/31/2011       16.966186         16.910059          354,939.0241
  01/01/2012    to  12/31/2012       16.910059         18.838314          445,466.8835
============   ==== ==========       =========         =========        ==============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.896844         14.532880           12,745.9843
  01/01/2007    to  12/31/2007       14.532880         14.864919           54,626.1571
  01/01/2008    to  12/31/2008       14.864919          9.844459           49,167.4825
  01/01/2009    to  12/31/2009        9.844459         12.888792           61,315.1800
  01/01/2010    to  12/31/2010       12.888792         14.602739           63,434.6016
  01/01/2011    to  12/31/2011       14.602739         14.301762           52,638.5998
  01/01/2012    to  12/31/2012       14.301762         16.144532           38,844.6226
============   ==== ==========       =========         =========        ==============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.549749         15.182541           11,640.2361
  01/01/2007    to  12/31/2007       15.182541         15.458245          216,103.7206
  01/01/2008    to  12/31/2008       15.458245          9.529688          721,004.0867
  01/01/2009    to  12/31/2009        9.529688         12.436637        1,092,468.8600
  01/01/2010    to  12/31/2010       12.436637         14.174869        1,277,213.9188
  01/01/2011    to  12/31/2011       14.174869         13.641752        1,419,336.3267
  01/01/2012    to  12/31/2012       13.641752         15.572693        1,572,113.4774
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------  ---------------  -----------------
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006       10.064183         10.294747         105,837.6877
  01/01/2007    to  12/31/2007       10.294747         10.278261         131,181.1505
  01/01/2008    to  12/31/2008       10.278261          7.980736          87,278.0413
  01/01/2009    to  12/31/2009        7.980736          9.230706          87,515.6900
  01/01/2010    to  12/31/2010        9.230706          9.929461          68,212.4658
  01/01/2011    to  04/29/2011        9.929461          9.814390               0.0000
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.532005         16.586039         208,942.8600
  01/01/2007    to  12/31/2007       16.586039         16.326966         492,150.9948
  01/01/2008    to  12/31/2008       16.326966         11.125682         464,594.9963
  01/01/2009    to  12/31/2009       11.125682         17.049176         508,386.9400
  01/01/2010    to  12/31/2010       17.049176         19.301473         609,062.1339
  01/01/2011    to  12/31/2011       19.301473         19.340355         746,857.2868
  01/01/2012    to  12/31/2012       19.340355         22.542599         894,934.9428
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.987623         14.584886         715,236.5733
  01/01/2007    to  12/31/2007       14.584886         15.957165         712,915.0942
  01/01/2008    to  12/31/2008       15.957165          9.631096         686,333.4262
  01/01/2009    to  12/31/2009        9.631096         12.696435         725,972.8200
  01/01/2010    to  12/31/2010       12.696435         15.782371         733,793.5089
  01/01/2011    to  12/31/2011       15.782371         15.379785       1,022,953.0961
  01/01/2012    to  12/31/2012       15.379785         17.911571       1,116,176.2466
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       17.582960         18.564980           5,712.6937
  01/01/2007    to  12/31/2007       18.564980         19.539590           5,719.1800
  01/01/2008    to  12/31/2008       19.539590         15.706333           4,220.8390
  01/01/2009    to  12/31/2009       15.706333         21.216459           3,794.6800
  01/01/2010    to  12/31/2010       21.216459         23.654772           3,771.6996
  01/01/2011    to  12/31/2011       23.654772         24.428019           3,720.4084
  01/01/2012    to  12/31/2012       24.428019         27.237049           3,700.6118
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       13.612355         14.241746          58,815.3887
  01/01/2011    to  12/31/2011       14.241746         13.062475         702,783.3076
  01/01/2012    to  12/31/2012       13.062475         15.725398         782,697.7006
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -----------------
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
   02/27/2006                             to  12/31/2006       16.207204         18.684055         205,602.4072
   01/01/2007                             to  12/31/2007       18.684055         18.836352         449,253.2704
   01/01/2008                             to  12/31/2008       18.836352         10.701719         596,545.0521
   01/01/2009                             to  12/31/2009       10.701719         13.821411         810,857.3700
   01/01/2010                             to  12/31/2010       13.821411         14.622522         832,841.9252
   01/01/2011                             to  04/29/2011       14.622522         16.309009               0.0000
=============                            ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL
  EQUITY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.473511         18.006165          19,322.6583
   01/01/2007                             to  12/31/2007       18.006165         18.607889          34,202.6896
   01/01/2008                             to  12/31/2008       18.607889         10.756593          31,518.9518
   01/01/2009                             to  12/31/2009       10.756593         12.805714          32,869.5700
   01/01/2010                             to  04/30/2010       12.805714         13.567722               0.0000
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       13.907417         15.975005         849,134.1505
   01/01/2007                             to  12/31/2007       15.975005         17.827392         981,756.7932
   01/01/2008                             to  12/31/2008       17.827392         10.121297       1,102,778.8241
   01/01/2009                             to  12/31/2009       10.121297         13.117935       1,248,072.5200
   01/01/2010                             to  12/31/2010       13.117935         14.396532       1,361,449.3782
   01/01/2011                             to  12/31/2011       14.396532         12.663042       1,432,480.6677
   01/01/2012                             to  12/31/2012       12.663042         14.557637       1,455,475.4558
=============                            ==== ==========       =========         =========       ==============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.605583         15.610081         307,336.3229
   01/01/2008                             to  12/31/2008       15.610081          9.487441         283,438.2465
   01/01/2009                             to  12/31/2009        9.487441         12.782003         280,786.9500
   01/01/2010                             to  12/31/2010       12.782003         15.470184         310,192.4101
   01/01/2011                             to  12/31/2011       15.470184         14.436229         309,824.2060
   01/01/2012                             to  12/31/2012       14.436229         14.971828         277,635.0208
=============                            ==== ==========       =========         =========       ==============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
   02/27/2006                             to  12/31/2006       17.014387         17.788025           4,206.2711
   01/01/2007                             to  04/27/2007       17.788025         19.331825               0.0000
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------  ---------------  ------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  SUB-ACCOUNT (SERVICE SHARES))
   02/27/2006                             to  04/30/2006       75.283351         76.071321            1,559.9288
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       17.660900         19.440487           52,766.7149
   01/01/2007                             to  12/31/2007       19.440487         20.107934          107,741.5402
   01/01/2008                             to  12/31/2008       20.107934         13.303436          301,094.5251
   01/01/2009                             to  12/31/2009       13.303436         16.235598          906,565.2000
   01/01/2010                             to  12/31/2010       16.235598         18.588559        1,579,229.6415
   01/01/2011                             to  12/31/2011       18.588559         17.479626        2,417,545.9157
   01/01/2012                             to  12/31/2012       17.479626         19.041558        3,075,981.8233
=============                            ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       18.269786         18.976282          495,496.3589
   01/01/2007                             to  12/31/2007       18.976282         19.934673        1,126,454.2201
   01/01/2008                             to  12/31/2008       19.934673         17.527708        1,721,868.9017
   01/01/2009                             to  12/31/2009       17.527708         22.980047        2,720,519.5100
   01/01/2010                             to  12/31/2010       22.980047         25.394296        3,866,966.6869
   01/01/2011                             to  12/31/2011       25.394296         25.925019        5,224,065.0824
   01/01/2012                             to  12/31/2012       25.925019         28.505772        6,402,421.7800
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       18.954056         17.317227        1,108,343.4965
   01/01/2008                             to  12/31/2008       17.317227         11.971285          937,217.2225
   01/01/2009                             to  12/31/2009       11.971285         14.912405          926,217.7600
   01/01/2010                             to  12/31/2010       14.912405         17.613554          932,436.2940
   01/01/2011                             to  12/31/2011       17.613554         15.792798          916,113.9580
   01/01/2012                             to  12/31/2012       15.792798         18.354655          769,354.2937
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       24.844317         26.248164           65,680.3030
   01/01/2007                             to  04/27/2007       26.248164         28.038574                0.0000
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.248246          9.050430        2,906,668.4200
   01/01/2010                             to  12/31/2010        9.050430         10.242106        3,428,373.7229
   01/01/2011                             to  12/31/2011       10.242106          9.942277        3,869,390.2064
   01/01/2012                             to  12/31/2012        9.942277         11.607402        3,894,963.3888
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.911708         15.477821         552,250.0778
   01/01/2007                             to  12/31/2007       15.477821         14.891154       1,300,816.8174
   01/01/2008                             to  12/31/2008       14.891154          9.416936       1,594,351.7490
   01/01/2009                             to  05/01/2009        9.416936          9.136104               0.0000
=============                            ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   02/27/2006                             to  12/31/2006       16.338887         17.666076          45,052.5113
   01/01/2007                             to  12/31/2007       17.666076         19.153875          92,690.6433
   01/01/2008                             to  12/31/2008       19.153875         10.520409          86,574.6049
   01/01/2009                             to  12/31/2009       10.520409         12.631977          77,100.9900
   01/01/2010                             to  12/31/2010       12.631977         13.297778          72,139.1868
   01/01/2011                             to  12/31/2011       13.297778         10.462743          66,481.5676
   01/01/2012                             to  12/31/2012       10.462743         12.302257          45,320.0641
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       44.544258         46.372983           2,057.4877
   01/01/2007                             to  12/31/2007       46.372983         48.477837           1,201.5369
   01/01/2008                             to  12/31/2008       48.477837         46.049828           1,048.7113
   01/01/2009                             to  12/31/2009       46.049828         49.582034             933.2300
   01/01/2010                             to  12/31/2010       49.582034         52.840839             946.7676
   01/01/2011                             to  12/31/2011       52.840839         55.391269             953.3229
   01/01/2012                             to  12/31/2012       55.391269         58.591105             931.7030
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       15.555350         15.425703           5,611.7256
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       10.476109         13.202115          60,546.7600
   01/01/2010                             to  12/31/2010       13.202115         15.583393          55,023.3090
   01/01/2011                             to  12/31/2011       15.583393         13.978448          46,824.6923
   01/01/2012                             to  12/31/2012       13.978448         15.748288          36,491.0906
=============                            ==== ==========       =========         =========       ==============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
  SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       17.323111         17.554849           8,814.3374
   01/01/2007                             to  12/31/2007       17.554849         17.973892          17,201.1665
   01/01/2008                             to  12/31/2008       17.973892          9.770216          14,385.0153
   01/01/2009                             to  05/01/2009        9.770216         10.198589               0.0000
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------  ---------------  ------------------
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT FORMERLY TRAVELERS
  SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       14.564251         14.605328           18,777.3123
   01/01/2007                             to  12/31/2007       14.605328         16.101595           32,950.9010
   01/01/2008                             to  12/31/2008       16.101595          9.097531           50,625.9949
   01/01/2009                             to  05/01/2009        9.097531          8.649652                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.529192         13.395302        1,056,588.1683
   01/01/2011                             to  12/31/2011       13.395302         13.196406        1,224,035.3301
   01/01/2012                             to  12/31/2012       13.196406         12.998860        1,153,558.0897
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.837787         13.185125          409,918.9985
   01/01/2007                             to  12/31/2007       13.185125         13.625588        1,027,462.5952
   01/01/2008                             to  12/31/2008       13.625588         13.771720        1,645,786.4151
   01/01/2009                             to  12/31/2009       13.771720         13.597020        1,183,740.8700
   01/01/2010                             to  04/30/2010       13.597020         13.530860                0.0000
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (B)
   05/02/2011                             to  12/31/2011       15.488492         13.706576           19,138.0731
   01/01/2012                             to  12/31/2012       13.706576         15.204967           16,296.8619
=============                            ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (B)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE CAPITAL
  SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       15.497328         16.751116           10,926.5206
   01/01/2007                             to  12/31/2007       16.751116         16.804944           27,855.8205
   01/01/2008                             to  12/31/2008       16.804944          9.578999           25,623.6780
   01/01/2009                             to  12/31/2009        9.578999         13.234253           26,416.4900
   01/01/2010                             to  12/31/2010       13.234253         14.688265           24,455.0099
   01/01/2011                             to  04/29/2011       14.688265         15.523304                0.0000
=============                            ==== ==========       =========         =========        ==============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.939824         21.539455           13,563.2436
   01/01/2007                             to  12/31/2007       21.539455         22.084603           22,828.1610
   01/01/2008                             to  12/31/2008       22.084603         13.268753           21,536.0142
   01/01/2009                             to  12/31/2009       13.268753         15.909707           23,637.8100
   01/01/2010                             to  12/31/2010       15.909707         17.937578           20,123.1167
   01/01/2011                             to  12/31/2011       17.937578         16.566712           15,134.0726
   01/01/2012                             to  12/31/2012       16.566712         18.872223           10,451.7761
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------  ---------------  ------------------
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.872805         20.928453            5,836.0728
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       12.230202          8.105624          932,834.4034
   01/01/2009                             to  12/31/2009        8.105624         11.144049          960,751.0700
   01/01/2010                             to  12/31/2010       11.144049         12.220261          944,079.1595
   01/01/2011                             to  12/31/2011       12.220261         12.065387          919,636.0423
   01/01/2012                             to  12/31/2012       12.065387         13.733793        1,922,764.7277
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006        8.944539          9.123759        2,000,058.6283
   01/01/2007                             to  12/31/2007        9.123759         10.271393        2,041,909.8369
   01/01/2008                             to  12/31/2008       10.271393          5.469755        2,032,539.1654
   01/01/2009                             to  12/31/2009        5.469755          7.743159        1,892,876.1200
   01/01/2010                             to  12/31/2010        7.743159          8.344698        1,839,185.2455
   01/01/2011                             to  12/31/2011        8.344698          8.107217        1,754,395.1770
   01/01/2012                             to  04/27/2012        8.107217          9.117621                0.0000
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006        5.003059          4.867368          247,445.3718
   01/01/2007                             to  12/31/2007        4.867368          5.592499          410,631.3372
   01/01/2008                             to  04/25/2008        5.592499          5.334631                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       41.643325         44.707307          105,048.4564
   01/01/2007                             to  12/31/2007       44.707307         45.877203          189,986.0172
   01/01/2008                             to  12/31/2008       45.877203         35.109560          150,639.3539
   01/01/2009                             to  12/31/2009       35.109560         40.936528          129,050.5500
   01/01/2010                             to  12/31/2010       40.936528         44.306116          128,295.1639
   01/01/2011                             to  12/31/2011       44.306116         44.610823          106,085.0082
   01/01/2012                             to  12/31/2012       44.610823         48.936077           90,446.8982
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       24.879992         25.057072           21,675.8180
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------  ---------------  ------------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       14.097359         16.064905           59,992.0387
  01/01/2007    to  12/31/2007       16.064905         17.033208          138,466.6060
  01/01/2008    to  12/31/2008       17.033208         11.321028          116,220.5652
  01/01/2009    to  12/31/2009       11.321028         13.474380          136,724.8100
  01/01/2010    to  12/31/2010       13.474380         14.790330          125,976.4784
  01/01/2011    to  12/31/2011       14.790330         14.694709           89,201.9053
  01/01/2012    to  12/31/2012       14.694709         16.885005           61,571.4738
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       17.553499         19.115723           60,684.0398
  01/01/2007    to  12/31/2007       19.115723         20.008676          125,791.6470
  01/01/2008    to  12/31/2008       20.008676         11.715866          161,990.0578
  01/01/2009    to  12/31/2009       11.715866         16.135099          164,440.7400
  01/01/2010    to  12/31/2010       16.135099         18.426604          154,110.6685
  01/01/2011    to  12/31/2011       18.426604         16.626982          140,264.7059
  01/01/2012    to  12/31/2012       16.626982         19.846361          121,723.2208
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       34.755907         21.216657            8,546.3514
  01/01/2009    to  12/31/2009       21.216657         29.895857           14,831.0500
  01/01/2010    to  12/31/2010       29.895857         34.382161           13,596.8339
  01/01/2011    to  12/31/2011       34.382161         33.419066           13,149.4015
  01/01/2012    to  12/31/2012       33.419066         39.066518           12,328.8880
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
SUB-ACCOUNT
  (CLASS B))
  02/27/2006    to  12/31/2006       35.155762         33.744981           10,736.2768
  01/01/2007    to  12/31/2007       33.744981         37.765228           11,480.4449
  01/01/2008    to  04/25/2008       37.765228         34.712602                0.0000
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       15.637517         15.981559          237,649.2315
  01/01/2007    to  12/31/2007       15.981559         16.377312          269,307.2655
  01/01/2008    to  12/31/2008       16.377312         16.046974          536,344.0675
  01/01/2009    to  12/31/2009       16.046974         16.453082          923,869.7500
  01/01/2010    to  12/31/2010       16.453082         17.098382        1,416,325.5878
  01/01/2011    to  12/31/2011       17.098382         17.731455        1,981,975.4953
  01/01/2012    to  12/31/2012       17.731455         17.998404        2,258,609.0782
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------  ---------------  ---------------
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       29.732926         31.881722        41,881.1473
  01/01/2007    to  12/31/2007       31.881722         33.083240       157,281.3772
  01/01/2008    to  12/31/2008       33.083240         21.587248       241,423.7534
  01/01/2009    to  12/31/2009       21.587248         26.638121       310,004.8200
  01/01/2010    to  12/31/2010       26.638121         30.937182       365,965.1989
  01/01/2011    to  12/31/2011       30.937182         28.697248       444,936.0481
  01/01/2012    to  12/31/2012       28.697248         31.328060       485,835.5126
============   ==== ==========       =========         =========       ============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       24.127103         30.196524       197,640.0079
  01/01/2007    to  12/31/2007       30.196524         24.666676       481,513.9527
  01/01/2008    to  12/31/2008       24.666676         15.089759       569,118.0022
  01/01/2009    to  12/31/2009       15.089759         19.079756       687,918.5200
  01/01/2010    to  12/31/2010       19.079756         24.427670       676,191.2161
  01/01/2011    to  12/31/2011       24.427670         25.489341       768,548.9176
  01/01/2012    to  12/31/2012       25.489341         29.084038       821,608.1489
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------  ---------------  -----------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND INCOME
SUB-ACCOUNT
  (CLASS II))
  02/27/2006    to  12/31/2006       13.633794         14.740614         260,767.1380
  01/01/2007    to  12/31/2007       14.740614         14.947729         447,396.8992
  01/01/2008    to  12/31/2008       14.947729         11.339177         385,063.3100
  01/01/2009    to  12/31/2009       11.339177         13.627788         355,259.8100
  01/01/2010    to  12/31/2010       13.627788         14.980196         352,385.8555
  01/01/2011    to  12/31/2011       14.980196         14.507775         329,543.7015
  01/01/2012    to  12/31/2012       14.507775         15.996587         236,370.1673
============   ==== ==========       =========         =========         ============
 INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME
SUB-ACCOUNT
  (CLASS II))
  02/27/2006    to  12/31/2006       12.486039         13.839873          95,246.8782
  01/01/2007    to  12/31/2007       13.839873         13.920598         160,284.1965
  01/01/2008    to  12/31/2008       13.920598          9.258399         137,697.4976
  01/01/2009    to  12/31/2009        9.258399         11.274251         127,380.8700
  01/01/2010    to  12/31/2010       11.274251         12.410878         120,408.3465
  01/01/2011    to  12/31/2011       12.410878         11.902334          97,520.4161
  01/01/2012    to  12/31/2012       11.902334         13.352627          78,396.8536
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       14.979006         13.368869           3,641.7589
  01/01/2009    to  12/31/2009       13.368869         14.770836           8,375.7600
  01/01/2010    to  12/31/2010       14.770836         15.426881          12,600.7243
  01/01/2011    to  12/31/2011       15.426881         16.061234          11,703.9507
  01/01/2012    to  12/31/2012       16.061234         16.604126          13,563.5639
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       21.638018         24.674348         221,748.9153
  01/01/2007    to  12/31/2007       24.674348         27.802126         557,663.2479
  01/01/2008    to  12/31/2008       27.802126         16.805311         813,745.3461
  01/01/2009    to  12/31/2009       16.805311         23.464680         772,738.7600
  01/01/2010    to  12/31/2010       23.464680         25.727692         751,223.5838
  01/01/2011    to  12/31/2011       25.727692         23.001092         674,424.0632
  01/01/2012    to  12/31/2012       23.001092         27.657611         587,637.2650
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------  ---------------  ---------------
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       30.431408         15.352892         2,005.4849
  01/01/2009    to  12/31/2009       15.352892         24.297822         3,002.8000
  01/01/2010    to  12/31/2010       24.297822         29.184689         3,287.6548
  01/01/2011    to  12/31/2011       29.184689         23.153893         3,106.1905
  01/01/2012    to  12/31/2012       23.153893         26.845287         2,652.4098
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006      135.331558        142.180426        91,791.1800
  01/01/2007    to  12/31/2007      142.180426        156.715027       218,914.3639
  01/01/2008    to  12/31/2008      156.715027         86.145422       303,016.8978
  01/01/2009    to  12/31/2009       86.145422        117.836890       346,962.7500
  01/01/2010    to  12/31/2010      117.836890        137.219804       340,892.7018
  01/01/2011    to  12/31/2011      137.219804        128.883812       311,453.4775
  01/01/2012    to  12/31/2012      128.883812        149.068839       282,016.4665
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       94.117028        103.355634        88,920.0564
  01/01/2007    to  12/31/2007      103.355634        106.513412       234,576.4593
  01/01/2008    to  12/31/2008      106.513412         64.948137       297,107.8143
  01/01/2009    to  12/31/2009       64.948137         83.634466       322,631.5000
  01/01/2010    to  12/31/2010       83.634466         91.438317       318,190.8423
  01/01/2011    to  12/31/2011       91.438317         88.078960       294,722.1646
  01/01/2012    to  12/31/2012       88.078960        101.520096       266,098.5053
============   ==== ==========      ==========        ==========       ============
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  02/27/2006    to  12/31/2006       33.550163         34.799529        27,963.3919
  01/01/2007    to  12/31/2007       34.799529         39.377755        58,191.9378
  01/01/2008    to  12/31/2008       39.377755         23.331896        59,136.0268
  01/01/2009    to  12/31/2009       23.331896         31.993263        53,941.8700
  01/01/2010    to  12/31/2010       31.993263         40.360787        47,913.7218
  01/01/2011    to  12/31/2011       40.360787         35.304468        40,812.8423
  01/01/2012    to  12/31/2012       35.304468         39.680695        33,773.7312
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------  ---------------  ------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       36.959473         41.339697           39,467.4989
  01/01/2007    to  12/31/2007       41.339697         42.081171           96,212.3760
  01/01/2008    to  12/31/2008       42.081171         29.042262           85,723.7732
  01/01/2009    to  12/31/2009       29.042262         38.639163           68,796.9600
  01/01/2010    to  12/31/2010       38.639163         42.716930           64,965.8962
  01/01/2011    to  12/31/2011       42.716930         42.914054           54,119.0331
  01/01/2012    to  12/31/2012       42.914054         47.429326           39,288.9412
============   ==== ==========       =========         =========        ==============
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  02/27/2006    to  12/31/2006       20.168239         22.555705           58,954.5055
  01/01/2007    to  12/31/2007       22.555705         22.898966          123,194.8212
  01/01/2008    to  12/31/2008       22.898966         14.129227          115,634.7360
  01/01/2009    to  12/31/2009       14.129227         17.474495          109,419.7100
  01/01/2010    to  12/31/2010       17.474495         19.065259          105,994.1288
  01/01/2011    to  12/31/2011       19.065259         18.512191          101,717.8247
  01/01/2012    to  12/31/2012       18.512191         20.749021           61,552.4210
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.249004         13.368420          662,622.7655
  01/01/2007    to  12/31/2007       13.368420         13.312838          960,672.1318
  01/01/2008    to  12/31/2008       13.312838          7.783649        1,021,700.5794
  01/01/2009    to  12/31/2009        7.783649         10.277139          997,620.9900
  01/01/2010    to  12/31/2010       10.277139         12.605874          880,801.4030
  01/01/2011    to  12/31/2011       12.605874         12.674697          692,638.7594
  01/01/2012    to  12/31/2012       12.674697         14.763175          558,492.7944
============   ==== ==========       =========         =========        ==============
 LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE PREMIER
SELECTIONS
  ALL CAP GROWTH SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       11.936342         12.147444                0.0000
  01/01/2007    to  04/27/2007       12.147444         12.918236                0.0000
============   ==== ==========       =========         =========        ==============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       26.937384         29.700698          124,383.3077
  01/01/2007    to  12/31/2007       29.700698         31.593728          203,747.5661
  01/01/2008    to  12/31/2008       31.593728         21.910820          184,585.5565
  01/01/2009    to  12/31/2009       21.910820         26.252994          183,475.0800
  01/01/2010    to  12/31/2010       26.252994         29.011492          172,671.7855
  01/01/2011    to  12/31/2011       29.011492         29.207889          157,966.6898
  01/01/2012    to  12/31/2012       29.207889         33.225792          134,079.4810
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------  ---------------  ---------------
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS INVESTMENT SERIES - LEGG MASON PARTNERS VARIABLE GROWTH
AND
  INCOME SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        9.357200         10.052154        17,323.6195
  01/01/2007    to  04/27/2007       10.052154         10.505683             0.0000
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       16.332669         16.293538        32,515.6585
  01/01/2008    to  12/31/2008       16.293538         11.279715        16,128.8730
  01/01/2009    to  12/31/2009       11.279715         11.031052             0.0000
  01/01/2010    to  12/31/2010       11.031052         11.031052             0.0000
  01/01/2011    to  12/31/2011       11.031052         11.031052             0.0000
  01/01/2012    to  12/31/2012       11.031052         11.031052             0.0000
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE
  SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       14.702755         15.846443        13,979.9069
  01/01/2007    to  12/31/2007       15.846443         16.102074             0.0000
  01/01/2008    to  12/31/2008       16.102074         16.102074             0.0000
  01/01/2009    to  12/31/2009       16.102074         16.102074             0.0000
  01/01/2010    to  12/31/2010       16.102074         16.102074             0.0000
  01/01/2011    to  12/31/2011       16.102074         16.102074             0.0000
  01/01/2012    to  12/31/2012       16.102074         16.102074             0.0000
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  04/30/2007    to  12/31/2007       12.112725         12.145826       276,659.9773
  01/01/2008    to  12/31/2008       12.145826          7.743338       214,021.3434
  01/01/2009    to  12/31/2009        7.743338          9.337802       201,553.8500
  01/01/2010    to  12/31/2010        9.337802         10.285622       189,375.9284
  01/01/2011    to  12/31/2011       10.285622         10.889373       295,307.1966
  01/01/2012    to  12/31/2012       10.889373         12.201042       184,373.0572
============   ==== ==========       =========         =========       ============
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  02/27/2006    to  12/31/2006        8.354440          9.311602        81,927.9680
  01/01/2007    to  12/31/2007        9.311602          9.724975       164,893.6510
  01/01/2008    to  12/31/2008        9.724975          6.814072       212,232.9350
  01/01/2009    to  12/31/2009        6.814072          8.161996       206,201.9200
  01/01/2010    to  12/31/2010        8.161996          8.961654       190,701.8214
  01/01/2011    to  04/29/2011        8.961654          9.726443             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------  ---------------  -----------------
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS I))
  02/27/2006    to  12/31/2006       10.930229         11.580733         197,030.2804
  01/01/2007    to  04/27/2007       11.580733         12.163871               0.0000
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II))
  02/27/2006    to  12/31/2006       13.365880         14.391323           3,560.0107
  01/01/2007    to  12/31/2007       14.391323         14.654814          54,466.8348
  01/01/2008    to  12/31/2008       14.654814          9.351563          71,858.3381
  01/01/2009    to  12/31/2009        9.351563         11.252254          85,479.9900
  01/01/2010    to  12/31/2010       11.252254         12.378389          85,440.1528
  01/01/2011    to  12/31/2011       12.378389         13.082432          70,981.3830
  01/01/2012    to  12/31/2012       13.082432         14.641750          55,256.6697
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       30.168334         33.355847         122,069.1998
  01/01/2007    to  12/31/2007       33.355847         33.139675         174,970.8661
  01/01/2008    to  12/31/2008       33.139675         20.620846         155,322.4273
  01/01/2009    to  12/31/2009       20.620846         26.172703         153,057.1100
  01/01/2010    to  12/31/2010       26.172703         29.944517         131,036.3449
  01/01/2011    to  12/31/2011       29.944517         27.561428         113,866.1965
  01/01/2012    to  12/31/2012       27.561428         31.090346          86,808.1365
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       14.611268         16.311456          88,004.6656
  01/01/2007    to  12/31/2007       16.311456         16.627079         131,964.4746
  01/01/2008    to  12/31/2008       16.627079         10.501683          46,106.8142
  01/01/2009    to  12/31/2009       10.501683         12.828591          50,299.4600
  01/01/2010    to  12/31/2010       12.828591         13.778564          44,921.2925
  01/01/2011    to  12/31/2011       13.778564         14.189365          42,986.4967
  01/01/2012    to  12/31/2012       14.189365         16.218621          37,711.8924
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE VARIABLE INVESTORS SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       21.330384         23.798315           1,838.9811
  01/01/2007    to  04/27/2007       23.798315         24.990345               0.0000
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       13.133795         13.574951         147,175.9441
  01/01/2007    to  12/31/2007       13.574951         14.024911         233,695.3764
  01/01/2008    to  12/31/2008       14.024911          8.628575         188,561.0045
  01/01/2009    to  12/31/2009        8.628575         12.054244         160,639.3400
  01/01/2010    to  12/31/2010       12.054244         12.990464         127,360.5313
  01/01/2011    to  12/31/2011       12.990464         12.663535          94,074.1478
  01/01/2012    to  12/31/2012       12.663535         14.951993          64,058.4434
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------  ---------------  ---------------
 LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       12.880788         13.052421        79,292.6138
  01/01/2007    to  12/31/2007       13.052421         14.087358       173,692.6033
  01/01/2008    to  12/31/2008       14.087358          8.194524       205,373.4169
  01/01/2009    to  12/31/2009        8.194524         11.479470       215,992.5400
  01/01/2010    to  12/31/2010       11.479470         14.100105       191,648.3953
  01/01/2011    to  12/31/2011       14.100105         14.027092       180,727.1022
  01/01/2012    to  12/31/2012       14.027092         16.435373       202,209.2516
============   ==== ==========       =========         =========       ============
 LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS SUB-ACCOUNT
  02/27/2006    to  12/31/2006       25.309155         26.263223         1,778.8538
  01/01/2007    to  12/31/2007       26.263223         28.574630         2,952.9916
  01/01/2008    to  12/31/2008       28.574630         20.969571         2,799.0653
  01/01/2009    to  12/31/2009       20.969571         25.274567         2,479.0300
  01/01/2010    to  12/31/2010       25.274567         27.812306         2,168.1154
  01/01/2011    to  12/31/2011       27.812306         27.284792         1,883.2393
  01/01/2012    to  12/31/2012       27.284792         29.636412           355.6613
============   ==== ==========       =========         =========       ============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.508146         15.260928         7,701.6716
  01/01/2007    to  12/31/2007       15.260928         15.453230        32,525.3907
  01/01/2008    to  12/31/2008       15.453230         11.016595        32,275.9826
  01/01/2009    to  12/31/2009       11.016595         14.302860        28,263.3700
  01/01/2010    to  12/31/2010       14.302860         16.048064        27,166.8698
  01/01/2011    to  12/31/2011       16.048064         15.931270        26,189.7137
  01/01/2012    to  12/31/2012       15.931270         17.676708        24,136.6394
============   ==== ==========       =========         =========       ============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       13.401924         13.968532         1,664.8131
  01/01/2007    to  12/31/2007       13.968532         14.230328         2,802.1376
  01/01/2008    to  12/31/2008       14.230328          9.386396         2,091.7204
  01/01/2009    to  12/31/2009        9.386396         12.240038         1,442.4500
  01/01/2010    to  12/31/2010       12.240038         13.812403         1,283.4088
  01/01/2011    to  12/31/2011       13.812403         13.473826         1,248.6965
  01/01/2012    to  12/31/2012       13.473826         15.148897           568.1400
============   ==== ==========       =========         =========       ============
 LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  02/27/2006    to  12/31/2006       14.031539         14.592922         3,851.2984
  01/01/2007    to  12/31/2007       14.592922         14.798275        25,154.6092
  01/01/2008    to  12/31/2008       14.798275          9.086222        25,497.4084
  01/01/2009    to  12/31/2009        9.086222         11.810570        25,451.0000
  01/01/2010    to  12/31/2010       11.810570         13.407618        25,500.6949
  01/01/2011    to  12/31/2011       13.407618         12.851943        25,632.8027
  01/01/2012    to  12/31/2012       12.851943         14.612233        18,871.7877
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------  ---------------  ---------------
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
  02/27/2006    to  12/31/2006        9.965510         10.159799        13,648.4936
  01/01/2007    to  12/31/2007       10.159799         10.102815        14,712.3761
  01/01/2008    to  12/31/2008       10.102815          7.813081        13,476.8974
  01/01/2009    to  12/31/2009        7.813081          9.000739        13,171.6700
  01/01/2010    to  12/31/2010        9.000739          9.643447        11,420.4302
  01/01/2011    to  04/29/2011        9.643447          9.519267             0.0000
============   ==== ==========       =========         =========       ============
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       15.052997         16.020895       153,970.7061
  01/01/2007    to  12/31/2007       16.020895         15.707349       313,620.6894
  01/01/2008    to  12/31/2008       15.707349         10.660555       248,810.5475
  01/01/2009    to  12/31/2009       10.660555         16.271292       221,749.9100
  01/01/2010    to  12/31/2010       16.271292         18.347337       211,149.0673
  01/01/2011    to  12/31/2011       18.347337         18.311099       185,836.2569
  01/01/2012    to  12/31/2012       18.311099         21.257309       159,282.6649
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       13.722781         14.260960       740,367.1024
  01/01/2007    to  12/31/2007       14.260960         15.540130       658,878.2034
  01/01/2008    to  12/31/2008       15.540130          9.341736       598,018.7953
  01/01/2009    to  12/31/2009        9.341736         12.265817       575,330.3900
  01/01/2010    to  12/31/2010       12.265817         15.186300       527,057.1915
  01/01/2011    to  12/31/2011       15.186300         14.739946       526,928.0550
  01/01/2012    to  12/31/2012       14.739946         17.097538       456,433.6971
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - CONVERTIBLE SECURITIES SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       16.904730         17.789320           344.4116
  01/01/2007    to  12/31/2007       17.789320         18.648075           383.2330
  01/01/2008    to  12/31/2008       18.648075         14.929674           378.7316
  01/01/2009    to  12/31/2009       14.929674         20.086916           376.1400
  01/01/2010    to  12/31/2010       20.086916         22.306076           387.5477
  01/01/2011    to  12/31/2011       22.306076         22.943537           432.6526
  01/01/2012    to  12/31/2012       22.943537         25.479238           415.6400
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       13.205224         13.779215         2,644.2150
  01/01/2011    to  12/31/2011       13.779215         12.587852         8,926.8540
  01/01/2012    to  12/31/2012       12.587852         15.093237         7,024.3290
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------  ---------------  ------------------
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
  SUB-ACCOUNT (CLASS 2))
   02/27/2006                             to  12/31/2006       16.026294         18.413863           52,118.1975
   01/01/2007                             to  12/31/2007       18.413863         18.489436          150,917.6692
   01/01/2008                             to  12/31/2008       18.489436         10.462470          145,703.3890
   01/01/2009                             to  12/31/2009       10.462470         13.458480          139,734.5600
   01/01/2010                             to  12/31/2010       13.458480         14.181769          133,570.1200
   01/01/2011                             to  04/29/2011       14.181769         15.796821                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL
  EQUITY SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.250412         17.703038           38,976.6920
   01/01/2007                             to  12/31/2007       17.703038         18.221193           41,023.7378
   01/01/2008                             to  12/31/2008       18.221193         10.490791           38,488.3267
   01/01/2009                             to  12/31/2009       10.490791         12.439419           34,282.6000
   01/01/2010                             to  04/30/2010       12.439419         13.162357                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   02/27/2006                             to  12/31/2006       13.606408         15.577096        1,324,091.3409
   01/01/2007                             to  12/31/2007       15.577096         17.313567        1,552,782.6006
   01/01/2008                             to  12/31/2008       17.313567          9.790126        1,860,865.9098
   01/01/2009                             to  12/31/2009        9.790126         12.638051        1,831,273.0100
   01/01/2010                             to  12/31/2010       12.638051         13.814584        1,852,657.4975
   01/01/2011                             to  12/31/2011       13.814584         12.102702        1,649,352.8241
   01/01/2012                             to  12/31/2012       12.102702         13.857650        1,527,719.5204
=============                            ==== ==========       =========         =========        ==============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.191695         15.202206          776,179.4275
   01/01/2008                             to  12/31/2008       15.202206          9.202464          859,127.6895
   01/01/2009                             to  12/31/2009        9.202464         12.348579          862,876.0700
   01/01/2010                             to  12/31/2010       12.348579         14.886019          837,887.9147
   01/01/2011                             to  12/31/2011       14.886019         13.835741          797,356.2318
   01/01/2012                             to  12/31/2012       13.835741         14.291465          721,954.0860
=============                            ==== ==========       =========         =========        ==============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/PUTNAM CAPITAL OPPORTUNITIES
  SUB-ACCOUNT (CLASS B))
   02/27/2006                             to  12/31/2006       16.358133         17.044850            1,995.2850
   01/01/2007                             to  04/27/2007       17.044850         18.500026                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------  ---------------  ------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA
  SUB-ACCOUNT (SERVICE SHARES))
   02/27/2006                             to  04/30/2006       69.241341         69.920833                0.0000
=============                            ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.828584         18.462493           22,642.6230
   01/01/2007                             to  12/31/2007       18.462493         19.019704           37,942.5321
   01/01/2008                             to  12/31/2008       19.019704         12.532984           55,360.2915
   01/01/2009                             to  12/31/2009       12.532984         15.234267           60,547.8700
   01/01/2010                             to  12/31/2010       15.234267         17.372551           55,494.9967
   01/01/2011                             to  12/31/2011       17.372551         16.271069           56,608.0436
   01/01/2012                             to  12/31/2012       16.271069         17.653890           50,412.1902
=============                            ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - PIONEER STRATEGIC INCOME SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       17.436785         18.050638          122,281.5062
   01/01/2007                             to  12/31/2007       18.050638         18.886190          236,976.0284
   01/01/2008                             to  12/31/2008       18.886190         16.539335          187,471.9103
   01/01/2009                             to  12/31/2009       16.539335         21.597754          165,357.9000
   01/01/2010                             to  12/31/2010       21.597754         23.771560          153,054.2928
   01/01/2011                             to  12/31/2011       23.771560         24.171770          134,812.3443
   01/01/2012                             to  12/31/2012       24.171770         26.471371          104,367.2208
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       18.560309         16.911972        1,570,748.0957
   01/01/2008                             to  12/31/2008       16.911972         11.644231        1,420,010.1661
   01/01/2009                             to  12/31/2009       11.644231         14.447080        1,421,514.0300
   01/01/2010                             to  12/31/2010       14.447080         16.995902        1,385,790.3624
   01/01/2011                             to  12/31/2011       16.995902         15.178255        1,244,939.9329
   01/01/2012                             to  12/31/2012       15.178255         17.569665        1,102,051.2136
=============                            ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VARIABLE TRUST - PUTNAM VT SMALL CAP VALUE SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       24.174330         25.455065           18,093.1143
   01/01/2007                             to  04/27/2007       25.455065         27.155960                0.0000
=============                            ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.132608          8.882604        1,218,858.0100
   01/01/2010                             to  12/31/2010        8.882604         10.012092        1,238,932.9527
   01/01/2011                             to  12/31/2011       10.012092          9.680265        1,192,582.7872
   01/01/2012                             to  12/31/2012        9.680265         11.256169        1,085,759.6272
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006       13.611910         15.093749         144,707.8254
   01/01/2007                             to  12/31/2007       15.093749         14.463343         268,785.7105
   01/01/2008                             to  12/31/2008       14.463343          9.109676         251,670.7785
   01/01/2009                             to  05/01/2009        9.109676          8.826232               0.0000
=============                            ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY ARTIO INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B))
   02/27/2006                             to  12/31/2006       15.397204         16.592333          15,766.0103
   01/01/2007                             to  12/31/2007       16.592333         17.917499          20,585.1654
   01/01/2008                             to  12/31/2008       17.917499          9.801840          20,929.8513
   01/01/2009                             to  12/31/2009        9.801840         11.722194          18,646.9200
   01/01/2010                             to  12/31/2010       11.722194         12.290848          19,091.3206
   01/01/2011                             to  12/31/2011       12.290848          9.631909          18,599.8032
   01/01/2012                             to  12/31/2012        9.631909         11.279927          11,622.6078
=============                            ==== ==========       =========         =========         ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
   05/01/2006                             to  12/31/2006       40.678866         42.236756          67,858.9791
   01/01/2007                             to  12/31/2007       42.236756         43.976696         207,385.4741
   01/01/2008                             to  12/31/2008       43.976696         41.606915         239,352.7017
   01/01/2009                             to  12/31/2009       41.606915         44.619577         251,180.2900
   01/01/2010                             to  12/31/2010       44.619577         47.362468         261,510.1248
   01/01/2011                             to  12/31/2011       47.362468         49.450896         240,269.8858
   01/01/2012                             to  12/31/2012       49.450896         52.097700         235,627.7855
=============                            ==== ==========       =========         =========         ============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       14.843788         14.710555          31,131.0989
=============                            ==== ==========       =========         =========         ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.957605         12.515666          81,338.9400
   01/01/2010                             to  12/31/2010       12.515666         14.714227          77,488.4327
   01/01/2011                             to  12/31/2011       14.714227         13.146198         160,741.9580
   01/01/2012                             to  12/31/2012       13.146198         14.751255         115,771.2926
=============                            ==== ==========       =========         =========         ============
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP
  SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       16.677077         16.843752          33,778.4935
   01/01/2007                             to  12/31/2007       16.843752         17.176578          64,148.7803
   01/01/2008                             to  12/31/2008       17.176578          9.299325          79,730.5242
   01/01/2009                             to  05/01/2009        9.299325          9.694132               0.0000
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                    1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------  ---------------  ---------------
 BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT FORMERLY TRAVELERS
  SERIES TRUST - AIM CAPITAL APPRECIATION SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       13.971073         13.963702         8,786.7408
   01/01/2007                             to  12/31/2007       13.963702         15.332447        21,894.5167
   01/01/2008                             to  12/31/2008       15.332447          8.628179        23,305.7680
   01/01/2009                             to  05/01/2009        8.628179          8.192498             0.0000
=============                            ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.696063         12.537125       492,370.1727
   01/01/2011                             to  12/31/2011       12.537125         12.301800       655,981.5732
   01/01/2012                             to  12/31/2012       12.301800         12.069008       796,108.5507
=============                            ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       12.250388         12.539852       255,972.9536
   01/01/2007                             to  12/31/2007       12.539852         12.906749       400,117.9031
   01/01/2008                             to  12/31/2008       12.906749         12.992957       643,944.1726
   01/01/2009                             to  12/31/2009       12.992957         12.776926       513,177.8300
   01/01/2010                             to  04/30/2010       12.776926         12.698046             0.0000
=============                            ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (B)
   05/02/2011                             to  12/31/2011       14.965334         13.208478         8,901.0406
   01/01/2012                             to  12/31/2012       13.208478         14.593635         6,676.1252
=============                            ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (B)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE CAPITAL
  SUB-ACCOUNT)
   02/27/2006                             to  12/31/2006       15.287432         16.469097       102,925.0623
   01/01/2007                             to  12/31/2007       16.469097         16.455696        99,077.2684
   01/01/2008                             to  12/31/2008       16.455696          9.342245        97,747.6948
   01/01/2009                             to  12/31/2009        9.342245         12.855633        84,099.7300
   01/01/2010                             to  12/31/2010       12.855633         14.211128        77,623.8810
   01/01/2011                             to  04/29/2011       14.211128         14.999464             0.0000
=============                            ==== ==========       =========         =========       ============
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
   05/01/2006                             to  12/31/2006       20.145119         20.667096        25,916.1842
   01/01/2007                             to  12/31/2007       20.667096         21.105102        65,850.2767
   01/01/2008                             to  12/31/2008       21.105102         12.629339        83,566.2232
   01/01/2009                             to  12/31/2009       12.629339         15.082553        85,873.9000
   01/01/2010                             to  12/31/2010       15.082553         16.937177        86,580.7606
   01/01/2011                             to  12/31/2011       16.937177         15.580410        69,590.4522
   01/01/2012                             to  12/31/2012       15.580410         17.677460        69,876.5855
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------  ---------------  ------------------
 FI VALUE LEADERS SUB-ACCOUNT (CLASS D)
  (FORMERLY TRAVELERS SERIES TRUST - EQUITY INCOME SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       20.094518         20.135063            7,982.6687
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       11.928348          7.884117        1,205,306.5843
   01/01/2009                             to  12/31/2009        7.884117         10.796267        1,267,227.0800
   01/01/2010                             to  12/31/2010       10.796267         11.791672        1,209,148.2077
   01/01/2011                             to  12/31/2011       11.791672         11.595850        1,169,936.9893
   01/01/2012                             to  12/31/2012       11.595850         13.146384        2,050,566.0165
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
   05/01/2006                             to  12/31/2006        8.744844          8.896428        2,832,565.6219
   01/01/2007                             to  12/31/2007        8.896428          9.975273        2,475,304.2300
   01/01/2008                             to  12/31/2008        9.975273          5.290726        2,165,339.9010
   01/01/2009                             to  12/31/2009        5.290726          7.459833        1,922,818.3800
   01/01/2010                             to  12/31/2010        7.459833          8.007296        1,691,155.4967
   01/01/2011                             to  12/31/2011        8.007296          7.748428        1,493,748.8321
   01/01/2012                             to  04/27/2012        7.748428          8.702779                0.0000
=============                            ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
   02/27/2006                             to  12/31/2006        4.895148          4.746482          121,307.2677
   01/01/2007                             to  12/31/2007        4.746482          5.431719          234,524.1150
   01/01/2008                             to  04/25/2008        5.431719          5.174681                0.0000
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
   05/01/2006                             to  12/31/2006       38.593875         41.323770           39,453.8054
   01/01/2007                             to  12/31/2007       41.323770         42.234935           81,818.4590
   01/01/2008                             to  12/31/2008       42.234935         32.192599           83,415.7763
   01/01/2009                             to  12/31/2009       32.192599         37.385653          107,294.3000
   01/01/2010                             to  12/31/2010       37.385653         40.301543           98,178.7342
   01/01/2011                             to  12/31/2011       40.301543         40.417121           87,104.0600
   01/01/2012                             to  12/31/2012       40.417121         44.157900           75,794.1136
=============                            ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
   02/27/2006                             to  04/30/2006       23.741801         23.895322           13,923.7847
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------  ---------------  ---------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY MET INVESTORS SERIES TRUST - MFS (Reg. TM) VALUE SUB-ACCOUNT)
  02/27/2006    to  12/31/2006       13.674599         15.531155        57,433.6218
  01/01/2007    to  12/31/2007       15.531155         16.401201       276,376.3158
  01/01/2008    to  12/31/2008       16.401201         10.857231       484,169.0684
  01/01/2009    to  12/31/2009       10.857231         12.870772       519,340.1800
  01/01/2010    to  12/31/2010       12.870772         14.071421       613,604.3795
  01/01/2011    to  12/31/2011       14.071421         13.924754       580,189.4770
  01/01/2012    to  12/31/2012       13.924754         15.936101       515,004.2257
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       16.933268         18.378755        10,170.8134
  01/01/2007    to  12/31/2007       18.378755         19.160064        17,753.0966
  01/01/2008    to  12/31/2008       19.160064         11.173950        15,885.2633
  01/01/2009    to  12/31/2009       11.173950         15.327336        13,867.4200
  01/01/2010    to  12/31/2010       15.327336         17.434330        12,182.8612
  01/01/2011    to  12/31/2011       17.434330         15.668891        12,118.1195
  01/01/2012    to  12/31/2012       15.668891         18.627747        10,397.7366
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       32.620801         19.859242         1,094.1093
  01/01/2009    to  12/31/2009       19.859242         27.871528         2,607.4500
  01/01/2010    to  12/31/2010       27.871528         31.926230           906.4927
  01/01/2011    to  12/31/2011       31.926230         30.908300           862.9776
  01/01/2012    to  12/31/2012       30.908300         35.986557         1,841.1004
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - LARGE CAP GROWTH
SUB-ACCOUNT
  (CLASS B))
  02/27/2006    to  12/31/2006       33.283469         31.841130         1,260.0800
  01/01/2007    to  12/31/2007       31.841130         35.491550         1,384.4620
  01/01/2008    to  04/25/2008       35.491550         32.581227             0.0000
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  02/27/2006    to  12/31/2006       14.944464         15.222294       106,625.8664
  01/01/2007    to  12/31/2007       15.222294         15.536642       140,960.3651
  01/01/2008    to  12/31/2008       15.536642         15.162330       179,344.5048
  01/01/2009    to  12/31/2009       15.162330         15.484010       198,771.0800
  01/01/2010    to  12/31/2010       15.484010         16.027078       214,528.5420
  01/01/2011    to  12/31/2011       16.027078         16.554340       212,384.0655
  01/01/2012    to  12/31/2012       16.554340         16.736131       147,056.0759
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------  ---------------  ---------------
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  02/27/2006    to  12/31/2006       28.452866         30.407330        20,434.1682
  01/01/2007    to  12/31/2007       30.407330         31.426652        31,437.7556
  01/01/2008    to  12/31/2008       31.426652         20.423998        29,952.7575
  01/01/2009    to  12/31/2009       20.423998         25.102078        29,509.7500
  01/01/2010    to  12/31/2010       25.102078         29.036992        26,345.0564
  01/01/2011    to  12/31/2011       29.036992         26.827281        24,204.5813
  01/01/2012    to  12/31/2012       26.827281         29.169145        15,956.9552
============   ==== ==========       =========         =========       ============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  02/27/2006    to  12/31/2006       23.669061         29.524510        83,166.1663
  01/01/2007    to  12/31/2007       29.524510         24.020844       166,469.2017
  01/01/2008    to  12/31/2008       24.020844         14.635531       156,358.0500
  01/01/2009    to  12/31/2009       14.635531         18.431448       155,697.6600
  01/01/2010    to  12/31/2010       18.431448         23.503631       122,982.0746
  01/01/2011    to  12/31/2011       23.503631         24.427479       103,573.9531
  01/01/2012    to  12/31/2012       24.427479         27.760631        70,714.6068
============   ==== ==========       =========         =========       ============



DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity
Trust: ClearBridge Variable Equity Income Portfolio (Class I) (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio) (closed effective April 30, 2007); (b) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006), Oppenheimer Global Equity Portfolio (Class B) (closed effective April 29, 2013), and Third Avenue Small Cap Value Portfolio (Class B) (closed effective November 12, 2007); (c) Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio) (Class B) (closed effective April 30, 2012), BlackRock Bond Income Portfolio (Class E) (closed effective May 1, 2006), BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011), Jennison Growth Portfolio (Class B) (closed effective April 30, 2012), and Neuberger Berman Genesis Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2006, the following Investment Portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Convertible Securities Portfolio merged into Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund; Large Cap Portfolio

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund; MFS (Reg. TM) Total Return Portfolio merged into MFS (Reg. TM) Total Return Portfolio (Class F) of Metropolitan Series Fund; MFS (Reg. TM) Value Portfolio merged into MFS (Reg. TM) Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Strategic Income Portfolio merged into Pioneer Strategic Income Portfolio (Class A) of Met Investors Series Trust; and Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund


Effective as of May 1, 2006, Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA (Service Shares) was replaced with Oppenheimer Capital Appreciation Portfolio (Class B) of Met Investors Series Trust.


Effective as of April 30, 2007, the following Investment Portfolios were merged: Legg Mason Partners Investment Series: Legg Mason Partners Variable Growth and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio (Class I); Legg Mason Partners Investment Series: Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Aggressive Growth Portfolio (Class I); Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Capital and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios IV: Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value (Class I); Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Large Cap Value Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios I,
Inc.: Legg Mason Partners Variable Investors Portfolio (Class I); and Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, Putnam Variable Trust: Putnam VT Small Cap Value Fund (Class IB) was replaced with Third Avenue Small Cap Value Portfolio (Class B) of Met Investors Series Trust.


Effective as of April 28, 2008, AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Large Cap Growth Portfolio (Class B) was replaced with Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
B), and Van Kampen Life Investment Trust: Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series Fund: Jennison Growth Portfolio (Class
B).


Effective as of April 28, 2008, Met Investors Series Trust: MFS (Reg. TM) Value Portfolio (Class A) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A).


Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed effective November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Van Kampen Comstock Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Metropolitan Series Fund: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 3, 2010, Legg Mason Partners Variable Equity Trust: Legg Mason Batterymarch Variable Global Equity Portfolio (single share class) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class
B).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund: BlackRock Money Market Portfolio (Class
E).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) was replaced with Metropolitan Series Fund: Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) merged into Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective May 1,
2011).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) (closed effective April 30, 2007) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B).


Effective as of April 29, 2013, Metropolitan Series Fund: FI Value Leaders Portfolio (Class D) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A).


Effective as of April 29, 2013, Metropolitan Series Fund: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:


INVESCO V.I. EQUITY AND INCOME FUND (formerly Invesco Van Kampen V.I. Equity and Income Fund)


INVESTMENT OBJECTIVE: The Invesco V.I. Equity and Income Fund seeks both capital appreciation and current income.


INVESCO V.I. GROWTH AND INCOME FUND (formerly Invesco Van Kampen V.I. Growth and Income Fund)


INVESTMENT OBJECTIVE: The Invesco V.I. Growth and Income Fund seeks long-term growth of capital and income.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS BOND FUND


INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


MID CAP PORTFOLIO


SUBADVISER: FMR Co., Inc.


INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:


FRANKLIN INCOME SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

MUTUAL SHARES SECURITIES FUND


INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:


CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Aggressive Growth Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Variable Aggressive Growth Portfolio seeks capital appreciation.


CLEARBRIDGE VARIABLE ALL CAP VALUE PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Variable All Cap Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.


CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Appreciation Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.


CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO (CLASS II) (formerly Legg Mason ClearBridge Variable Equity Income Builder Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Variable Equity Income Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.


CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Large Cap Growth Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Growth Portfolio seeks long-term growth of capital.


CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.


CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I) (formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.


LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO


SUBADVISER: Legg Mason Investment Counsel, LLC


INVESTMENT OBJECTIVE: The Legg Mason Investment Counsel Variable Social Awareness Portfolio seeks capital appreciation and retention of net investment income.



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio)


SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited; and Western Asset Management Company Pte. Ltd.


INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.



MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:


INVESCO COMSTOCK PORTFOLIO (formerly Van Kampen Comstock Portfolio)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.


INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to each portfolio. The following portfolios are available under the contract:


BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


PIONEER MID CAP VALUE VCT PORTFOLIO


INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:


U.S. REAL ESTATE PORTFOLIO


INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.


LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.


LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%


INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.


LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%


INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital.


LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%


INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.



MARKETING NAME                             PROSPECTUS NAME
----------------------------------------  ---------------------------------
         Franklin Templeton Mutual         Mutual Shares Securities Fund
           Shares
         Securities Fund
         Fidelity VIP Mid Cap Portfolio    Mid Cap Portfolio
         Money Market Portfolio            BlackRock Money Market Portfolio
         Morgan Stanley UIF U.S. Real      U.S. Real Estate Portfolio
           Estate Portfolio

APPENDIX D

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------  -------------------------
   A    Initial Purchase Payment                      10/1/2013              $100,000
   B    Account Value                                 10/1/2014              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2014           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2015              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2015              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2015              $  9,000
   G    Percentage Reduction in Account               10/2/2015                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2015              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2015           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2015              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------  -------------------------
   A    Initial Purchase Payment                           10/1/2013              $100,000
   B    Account Value                                      10/1/2014              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2014           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2015              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2015              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2015              $  9,000
   G    Percentage Reduction in Account                    10/2/2015                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2015              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2015           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2015              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.


                                      D-2